2. BASIS OF PREPARATION: Basis of presentation (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Basis of presentation

Basis of presentation

The financial statements have been prepared using the historical cost basis, except for certain financial assets and liabilities which are measured at fair value, as specified by IFRS Accounting Standards, as well as information presented in the statements of cash flows. In addition, these financial statements have been prepared using the accrual basis of accounting except for cash flow information.